UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04917

Morgan Stanley Mortgage Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	October 31, 2010

Date of reporting period:	July 31, 2010

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments • July 31, 2010 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	U.S. Government Agencies - Mortgage-Backed Securities (83.5%)
	Federal Home Loan Mortgage Corp. (1.4%)
$533		9.50%	01/01/17–02/01/19	$599,312
548		10.00	04/01/16–12/01/20	621,981
				1,221,293
	Federal Home Loan Mortgage Corp. (ARM) (1.4%)
407		5.509	05/01/37	433,598
226		5.521	01/01/38	241,564
295		5.734	03/01/37	314,041
226		6.043	02/01/37	240,285
				1,229,488
	Federal Home Loan Mortgage Corp. (PC) Gold (26.6%)
2,500		4.50	(a)	2,603,515
1,781		4.50	09/01/35–01/01/36	1,876,167
9,971		5.00	08/01/35–07/01/38	10,648,605
480		5.50	(a)	516,900
3,068		5.50	01/01/36–11/01/37	3,307,656
3,481		6.00	12/01/37–08/01/38	3,785,985
466		6.50	06/01/29–08/01/38	515,680
180		7.50	04/01/20–05/01/35	206,117
82		8.00	08/01/32	94,584
105		8.50	08/01/31	123,993
77		10.00	10/01/21	85,393
				23,764,595
	Federal Home Loan Mortgage Corp. Strip (0.3%)
678	208 (IO)	7.00	06/01/30	163,166
585	206 (IO)	7.50	12/01/29	146,787
				309,953
	Federal National Mortgage Assoc. (47.7%)
865		4.00	(a)	901,897
3,725		4.50	(a)	3,881,565
149		4.50	11/01/23	158,916
3,975		5.00	(a)	4,222,817
2,855		5.00	12/01/35–03/01/39	3,048,766
14,434		5.50	11/01/35–06/01/38	15,580,781
2,963		6.00	(a)	3,219,021
4,056		6.00	12/01/36–06/01/39	4,415,219
4,783		6.50	01/01/27–10/01/38	5,304,508
48		7.00	07/01/23–06/01/32	54,193
290		7.50	08/01/37	331,336
207		8.00	04/01/33	240,996
205		8.50	10/01/32	239,132
754		9.50	04/01/30	870,884
15		9.75	03/01/16	16,596
113		10.00	10/01/18	128,956
				42,615,583
	Federal National Mortgage Assoc. (ARM) (0.2%)
137		5.723	03/01/38	146,025

	Federal National Mortgage Assoc. Strip (0.4%)
794	2010-23 GI (IO)	5.00	08/25/37	90,847
258	289 2 (IO)	7.00	11/01/27	61,104
262	306 (IO)	8.00	05/01/30	71,662
231	307 (IO)	8.00	06/01/30	54,712
280	267 2 (IO)	8.50	10/01/24	71,726
				350,051
	Government National Mortgage Assoc. (5.4%)
1,775		4.50	(a)	1,872,071
1,700		5.50	(a)	1,847,687
386		6.50	08/15/25–05/15/29	434,370

$569		11.00%		04/15/21	$656,360
					4,810,488
	Government National Mortgage Assoc. II (0.1%)
102		8.00		05/20/30	118,959

	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $71,161,473)				74,566,435

	Asset-Backed Securities (5.4%)
838	Access Group, Inc. 2003-A A1	0.928	(b)	04/25/23	828,320
321	Brazos Student Finance Corp. 2010-1 A1	1.438	(b)	06/25/35	321,401
599	Chesapeake Funding LLC 2009-1 A (144A) (c)	2.341	(b)	12/15/20	601,748
575	Citigroup Mortgage Loan Trust, Inc. 2005-WF1 A4 (d)	5.53		11/25/34	471,588
375	GE Capital Credit Card Master Note Trust 2010-2 A	4.47		03/15/20	399,023
915	GSAA Trust 2004-5 AF4	5.395	(b)	06/25/34	894,830
950	SLC Student Loan Trust 2006-A A4	0.646	(b)	01/15/19	898,311
412	SLC Student Loan Trust 2010-B A1 (144A) (c)	4.00	(b)	07/15/42	411,807
	Total Asset-Backed Securities (Cost $4,711,781)				4,827,028

	Collateralized Mortgage Obligations (5.1%)
	Private Issues (4.4%)
	American Home Mortgage Investment Trust
466	2005-1 7A1	2.701	(b)	06/25/45	427,684
137	2004-1 1A	0.679	(b)	04/25/44	101,349
25	Bear Stearns Mortgage Funding Trust 2006-AR2 1A1	0.529	(b)	09/25/46	12,947
252	Chase Mortgage Finance Corp. 2007-A1 2A1	2.894	(b)	02/25/37	252,805
139	Countrywide Home Loan Mortgage Pass Through Trust 2004-29 1A1	0.869	(b)	02/25/35	114,783
116	Credit Suisse Mortgage Capital Certificates 2009-8R 5A1 (144A) (c)	5.991	(b)	05/26/37	118,235
	First Horizon Mortgage Pass-Through Trust
79	2004-FL1 1A1	0.599	(b)	02/25/35	58,731
98	2005-AR1 2A2	2.875	(b)	04/25/35	96,660
359	GMAC Mortgage Corp. Loan Trust 2010-1 A (144A) (c)	4.25		07/25/40	360,444
21	Greenpoint Mortgage Funding Trust 2006-OH1 A1	0.509	(b)	01/25/37	12,034
187	JP Morgan Mortgage Trust 2005-A2 1A1	3.209	(b)	04/25/35	167,410
24	Luminent Mortgage Trust 2006-1 A1	0.569	(b)	04/25/36	12,807
102	Mastr Adjustable Rate Mortgages Trust 2006-2 4A1	4.984	(b)	02/25/36	97,079
60	MLCC Mortgage Investors, Inc. 2004-A A2	0.684	(b)	04/25/29	54,202
663	Sequoia Mortgage Trust 2004-6 A1	1.948	(b)	07/20/34	563,818
	Structured Adjustable Rate Mortgage Loan Trust
142	2004-13 A2	0.629	(b)	09/25/34	105,865
126	2004-10 1A2	2.661	(b)	08/25/34	110,525
313	2004-6 3A2	2.534	(b)	06/25/34	285,540
399	Structured Asset Mortgage Investments, Inc. 2005-AR2 2A1	0.559	(b)	05/25/45	250,086
702	Wells Fargo Mortgage Backed Securities Trust 2007-14 2A2	5.50		10/25/22	694,993
					3,897,997
	U.S. Government Agency (0.7%)
591	Federal National Mortgage Assoc., 1996-46 FC	1.544	(b)	12/25/23	605,772

	Total Collateralized Mortgage Obligations (Cost $4,347,938)				4,503,769

	U.S. Government Obligations (1.7%)
390	U.S. Treasury Bonds (e)	4.625		02/15/40	433,753
1,000	U.S. Treasury Notes (e)	3.25		12/31/16	1,064,219
	Total U.S. Government Obligations (Cost $1,389,164)				1,497,972

	Commercial Mortgage-Backed Securities (1.1%)
$360	Commercial Mortgage Pass Through Certificates 2007-C9 A4	5.816	(b)%	12/10/49	$382,879
110	GE Capital Commercial Mortgage Corp. 2004-C2 A4	4.893		03/10/40	116,417
225	GS Mortgage Securities Corp. II 2006-GG6 A4	5.553	(b)	04/10/38	238,885
275	JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 A3	5.336		05/15/47	282,708

	Total Commercial Mortgage-Backed Securities (Cost $928,096)				1,020,889

	Short-Term Investments (57.7%)
	U.S. Government Obligations (e)(f)(g) (27.7%)
24,715	U.S. Treasury Bills (Cost $24,702,431)	0.01-0.20		08/12/10- 02/10/11	24,705,961

	Securities Held as Collateral on Loaned Securities (28.1%)
	Repurchase Agreements (6.6%)
2,604	Bank of America Securities, LLC (0.22%, dated 07/30/10, due 08/02/10; proceeds $2,603,823; fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp.; 4.5% due 03/01/36; Federal National Mortgage Association; 5.0% due 07/01/40; valued at $2,655,851)				2,603,775
3,257

Barclays Capital, Inc. (0.46% dated 07/30/10, due 08/02/10; proceeds $3,256,879; fully collateralized by common stocks at the date of this Portfolio on Investments as follows:1st Source Corp., 3M Co., Abbott Laboratories, Abington Bancorp, Inc.,  ACI Worldwide, Inc., ACME Packet, Inc., Acuity Brands, Inc., Advanced Micro Devices, Inc., Advent Software, Inc., Aecom Technology Corp., Aegean Maritime Petroleum Network, Inc., AFC Corp., AFC Enterprises, Inc., AGCO Corp., Agilent Technologies, Inc., Agilysys, Inc.,Aircastle Ltd. , Alamo Group, Inc., Align Technology, Inc., Alleghany Corp., Alliant Energy Corp., Almost Family, Inc., Alnylam Pharmaceuticals, Inc., Altisource Portfolio Solutions SA, AMAG Pharmaceuticals, Inc., Ambassadors Group, Inc., AMERCO, American Axle & Manufacturing Holdings, Inc., American Campus Communities, Inc., American Dairy, Inc., American Dental Parnters, Inc., American Express Co., American Physicians Capital, Inc., American Physicians Service Group, Inc., American Science & Engineering, Inc., American Service Group, Inc., American Woodmark Corp., AmeriGroup Corp., AMN Healthcare Services, Inc., AMPCO-Pittsburgh Corp., Amphenol Corp., AMREP Corp., Apache Corp., Apogee Enterprises, Inc., Aqua America, Inc., Archer Daniels Midland Co., Ardea Biosciences, Inc.,  Arena Pharmaceuticals, Inc., Argo Group International Holdings Ltd., Arthrocare Corp., ArvinMeritor, Inc., Asbury Automotive Group, Inc., Ashland, Inc., Astoria Financial Corp., ATC Technology Corp., Atmos Energy Corp., Auto Zone, Inc., Avatar Holdings, Inc., Avnet, Inc., Baldwin & Lyons, Inc., Baltic Trading Ltd., BancFirst Corp., Bank of Nova Scotia, Barclays, BCE, Inc., Be Aerospace, Inc., Bel Fuse, Inc., BGC Partners, Inc., Big 5 Sporting Goods Corp., Biglari Holdings, Inc., Black Box Corp., Blackboard, Inc., Blount International, Inc., Blue Nile, Inc., Boardwalk Pipeline Partners LP, Bob Evans Farms, Inc., Bolt Technology Corp., Boston Beer, Inc., Boston Private Financial Holdings, Inc., BP Prudhoe Bay Royalty Trust, Brigham Exploration Co., Brinks Co., Brown Show, Inc., Bruker Corp., Brunswick Corp., Buckeye Technologies, Inc., Buckle, Inc., Bucyrus International, Inc., Buffalo Wild Wings, Inc., Cabot Microelectronics Corp., CACI International, Inc., Calamos Asset Management, Inc., California Pizza Kitchen, Inc., CAN Financial Corp., Canadian Natural Resources Ltd., Canadian Pacific Railway Ltd., Cantel Medical Corp., Care Investment Trust, Inc., Casey’s General Stores, Inc., Catalyst Health Solutions, Inc., CBOE Holdings, Inc., CBS Corp., Celanese Corp., Celestica, Inc., Centene Corp., Central European Media Enterprises Ltd., Central Garden & Pet Co., Cenveo, Inc., Ceragon Netwrorks Ltd., Cheniere Energy Partners LP, Chesapeake Energy Corp., Chesapeake Lodging Trust, Chesapeake Utilities Corp., China Agritech, Inc., China Biotics, Inc., China MediaExpress Holdings, Inc., China Security & Surveillance Technology, Inc., China Sky One Medical, Inc., Circor International, Inc., Clean Energy Fuels Corp., Clear Channel Outdoor Hioldings, Inc., CNA Surety Corp., Coeur D’Alene Mines Corp., Cogdell Spencer, Inc., Cogent Communications Group, Inc., Cognex Corp., COGO Group, Inc., Colony Financial, Inc., Columbia Sportswear Co., Commerce Bancshares, Inc., Compass Diversified Holdings, Complete Production Services, Inc., Conceptus, Inc., Conns, Inc., Consolidated Communications Holdings, Inc., Consolidated Graphics, Inc., Constant Contact, Inc., Constellation Energy Group, Inc., CoreLogic, Inc., Corporate Office Properties Trust, Corus Entertainment, Inc. , Courier Corp., CPI Corp., Cross Timbers Realty Trust, Crown

Castle International Corp., CSS Industries, Inc., CTC Media, Inc., CTS Corp., Cullen Frost Bankers, Inc., Cymer, Inc., Cypress Sharpridge Investments, Inc., Deer Consumer Products, Inc., Deere & Co., Delta Air Lines, Inc., Deutsche Bank AG, Diamond Management & Technology Consultants, Inc., Digi International, Inc., Dish Network Corp., Dolby Laboratories, Inc., Dominion Resources Black Warrior Trust, Domtar Corp., Donegal Group, Inc., Donnelley R R & Sons Co., Dorman Products, Inc., Dragonwave, Inc., Dreamworks Animation SKG, Inc., Drew Industries, Inc., Drew Industries, Inc., Ducommun, Inc., Duff & Phelps Corp., Duncan Energy Partners LP, Duoyuan Printing, Inc., Dycom Industries, Inc., Dynamex, Inc., Dynamics Materials Corp., Dynamics Research Corp., Dynavox, Inc., Dynex Capital, Inc., Eagle Materials, Inc., Eastern American Natural Gas Trust, Eastgroup Properties, Inc., Ebix, Inc., Echostar Corp., El Paso Corp., El Paso Pipeline Partners, LP., Elbit Systems Ltd., Electro Rent Corp., Electronics For Imaging, Inc., Elizabeth Arden, Inc., Emergent Biosolutions, Inc., EMS Technologies, Inc., Encore Capital Group, Inc., Encore Wire Corp., Endo Pharmaceuticals Holdings, Inc., Endurance Specialty Holdings Ltd., Energy Partners Ltd., EnergySolutions, Inc., Enernoc, Inc., Ennis, Inc., EnPro Industries, Inc., Entercom Communications Corp., Entertainment Properties Trust, Epicor Software Corp., EPIQ Systems, Inc., EQT Corp., Equifax, Inc., Erie Indemnity Co., ESSA Bancorp, Inc., Estee Lauder Companies, Inc., E-Trade Financial Corp., Everest Re Group Ltd., Exar Corp., Excel Maritime Carriers Ltd., Excel Trust, Inc., Exeter Resources Corp., EZCORP, Inc., F5 Networks, Inc., Faro Technologies, Inc., FBL Financial Group, Inc., First American Financial Corp., First Citizens Bancshares, Inc., First Community Bancshares, Inc., First Financial Corp. /Indianna, First Horizon National Corp., First Mercury Financial Corp., FirstService Corp., Forest Labs, Inc., Forward Air Corp., FreightCar America, Inc., Fresh Del Monte Produce, Inc., FTI Consulting, Inc., Fuel Systems Solutions, Inc., Furniture Brands International, Inc., Fushi Copperweld, Inc., G&K Services, Inc., GAMCO Investors, Inc., Garmin Ltd., Generac Holdings, Inc., General Maritime Corp., Genesco, Inc., Genomic Health, Inc., Gentiva Health Services, Inc., Gildan Activewear, Inc., Given Imaging Ltd., Glimcher Realty Trust, Goldcorp, Inc., Gorman Rupp Co., Graco, Inc., Graham Corp., Great Plains Energy, Inc., Green Mountain Coffee Roasters, Inc., Green Plains Renewable Energy, Inc., Hallmark Financial Services, Inc., Hancock Holding Co., Hanes Brands, Inc., Harleysville Group, Inc., Harman International Industries, Inc., Harsco Corp., Haverty Furniture, Inc., Haynes International, Inc., Heartland Express, Inc., Heico Corp., Helen of Troy Corp. Ltd., Hewlett Packard Co., HickoryTech Corp., Hillenbrand, Inc., Hi-Tech Pharmacal Co., Hittite Microwave Corp., HMS Holdings Corp., Hologic, Inc., Horace Mann Educators Corp., Hudson Pacific Properties, Inc., Hughes Communications, Inc., Hugoton Royalty Trust, Huron Consulting Group, Inc., Idacorp, Inc., IDT Corp., Imation Corp., IMAX Corp., Immucor, Inc., Impax Laboratories, Inc., Imperial Oil Ltd., Incyte Corp., Inergy LP, Infinity Property & Casualty Corp., Infospace, Inc., Ingles Markets, Inc., Innospec, Inc., Insight Enterprises, Inc., Integrated Silicon Solutions, Inc., Inter Parfums, Inc., International Paper Co.,  International Speedway , Inc., International Tower HillMines Ltd., Invesco Mortgage Capital, Inc., Investors Bancorp, Inc., IPC The Hospitalist Co., Inc., Ironwood Pharmaceuticals, Inc., Isle of Capri Casinos, Inc., ITT Corp., IXYS Corp., J Crew Group, Inc., J&J Snack Foods Corp., JDA Software Group, Inc., Jinpan International Ltd., John Bean Technologies Corp., Jones Apparel Group, Inc., K -Sea Transportation Partners LP, Kapstone Paper & Packaging Corp., KAR Auction Services, Inc., Kearny Financial Corp., Kensey nash Corp., Keynote Systems, Inc., KKR & Co. LP, Kohls Corp., Kraton Performance Polymers, Inc., L&L Energy, Inc., LA Barge, Inc., LA Z Boy, Inc., Lamar Advertising Co., Lattice Semiconductor Corp., Layne Christensen Co., Lender Processing Services, Inc., Lennar Corp., LHC Group, Inc., Liberty Acquistitions Holdings Corp., Life Time Fitness, Inc., Lincoln Educational Services Corp., Linn Energy, Inc., LMI Aerospace, Inc., Lululemon Athletica, Inc., M&T Bank Corp., Macquarie Infastructure Company LLC, Magellan Midstream Partners LP, Magna International , Inc., Mankind Corp., Marcus Corp., Markel Corp., MarketAxess Holdings, Inc., Martin Marietta Materials, Inc., Masimo Corp., Matrix Service Co., Matthews International Corp., Maxygen, Inc., Media General, Inc., Medical Action Industries, Inc., Medivation, Inc., Mercadolibre, Inc., Mercer International, Inc., Metals USA Holdings Corp., Metro Bancorp, Inc., Miller Industries, Inc./Tenn, Monarch Casino & Resort, Inc., Monmouth Real Estate Investment Corp., Monolithic Power Systems, Inc., Monotype Imaging Holdings, Inc., Morningstar, Inc., Morton’s Restaurant Group, Inc., MTS Systems Corp., Multi-Color Corp., MV Oil Trust, Myers Industries Corp., National Beverage Corp., National Interstate Corp., Navigant Consulting, Inc., Navios Maritime Holdings, Inc., Navios Maritime Partners LP, NBT Bancorp, Inc., NBTY, Inc., Net 1 UEPS Technologies, Inc., Netgear, Inc., Netlogic Microsystems, Inc. NetScout Systems, Inc., Netsuite, Inc., New York Times Co., Newpark

Resources, Inc., Newstar Financial, Inc., Nexen, Inc., Nordstrom, Inc., North European Oil Royalty Trust, Northwest Bancshares, Inc., Northwest Pipe Co., Novagold Resources, Inc., NovaMed, Inc., Novatel Wireless, Inc., NV Energy, Inc., Ocean Power Technologies, Inc., OGE Energy Corp., Omega Flex, Inc., Omniamerican Bankcorp, Inc., Omnicell, Inc., Omnova Solutions, Inc., Oncogenex Pharmaceuticals, Inc., One Liberty Properties, Inc., OneBeacon Insurance Group Ltd., Oplink Communications, Inc., Oreint-Express Hotels Ltd., Orion Marine Group, Inc., Orthofix International N.V., Pain Therapeutics, Inc., Papa John’s International, Inc., Parexel International Corp., Park Electrochemical Corp., Patterson Companies, Inc., Patterson-UTI Energy, Inc., PC-TEL, Inc., Permian Basin Royalty Trust, PHI, Inc., PICO Holdings, Inc., Pinnacle West Capital Corp., Piper jaffray Companies, Inc., Plantronics , Inc., Plum Creek Timber Co. , Inc., Polyone Corp., Powell Industries, Inc., Precision Drilling Corp., Price T. Rowe Group, Inc., PrivateBancorp, Inc., Prmier Global Services, Inc., Puda Coal, Inc., Quest Communications International , Inc., Quinstreet, Inc., Radian Group, Inc., Radisys Corp., Railamerica, Inc., Ralcorp Holdings, Inc., Raven Industries, Inc., RC2 Corp., RCN Corp., Regal Beloit Corp., Regeneron Pharmaceuticals, Inc., Regions Financial Corp., Reliance Steele & Aluminum Co., Renaissance Learning, Inc., Res-Care, Inc., ResMed, Inc., Resource Capital Corp., Rewards Network, Inc., Rex American Resources Corp., RLI Corp., Roadrunner Transportation Systems, Inc., Rockwell Collins, Inc., Rogers Communications, Inc., Royal Bank of Canada, Rubicon Technology, Inc., Rural-Metro Corp., Rush Enterprises, Inc., Sabine Royalty Trust, Safe Bulkers, Inc., Safety Insurance Group, Inc., SAIC, Inc., San Juan Basin Royalty Trust, Savient Pharmaceuticals, Inc., Schein Henry, Inc., School Specialty, Inc., Schulman (A.), Inc., Scott’s Miracle Gro Co., Seaboard Corp., Seabridge Gold, Inc., Seacor Holdings, Inc., Seahawk Drilling, Inc., Seattle Genetics, Inc., Select Medical Holdings Corp., Seneca Foods Corp., Sequenom, Inc., SFN Group, Inc., Sherwin Williams Co., Shoretel, Inc., Silver Wheaton Corp., Six Flags Entertainment Corp., Smurfit-Stone Container Corp., Snap On, Inc., Solar Capital Ltd., Sonic Automotive, Inc., Sovran Self Storage, Inc., Sports Supply Group, Inc., SS&C Technologies Holdings, Inc., Stamps.com, Inc., Standard Motor Products, Inc., Starwood Property Trust, Inc., State Auto Financial Corp., Stein Mart, Inc., Steinway Musical Instruments, Inc., Sterling Bancorp, Student Loan Corp., Sturm Ruger & Co., Inc., Suburban Propane Partners LP, Sun Healthcare Group, Inc., Sunoco Logistics Partners LP, Superior Energy Services, Inc., SureWest Communications Susquehanna Bancshares, Inc., Susser Holdings Corp., SWS Group, Inc., Symetra Financial Corp., Symmetricom, Inc., Symmetry Mecical, Inc., Synchronoss Technologies, Inc., Synovis Life Technologies, Inc., Synutra International, Inc., Tanzian royalty Exploration Corp., Targa Resources Partners LP, TCF Financial Corp., Teleflex, Inc., Telus Corp., Teradyne, Inc., Terra Nova Royalty Corp., Tesla Motors, Inc., Texas Pacific Land Trust, Textron, Inc., TFS Financial Corp., Theravance , Inc., Tidewater, Inc., Tiffany & Co., Timberland Co., Time Warner, Inc., Toostie Roll Industries, Inc., TowneBank, TransCanada Corp., Transglobe Energy Corp., Tree.com, Inc., TriCo Bancshares, TrueBlue, Inc., Trustmark Corp., Tsakos Energy Navigation Ltd., Two Harbors Investment Corp., Tyler Technologies, Inc., UGI Corp., UIL Holdings Corp., Unica Corp. UniFirst Corp., Union First Market Bankshares Corp., United Casualty & Casualty Co., United Natural Foods, Inc., United Online, Inc., Unitran, Inc., Universal Display Corp., Universal Electronics, Inc., Universal Health Realty Income Trust, Universal Health Services, Inc., Universal Stainless & Alloy, Urstadt Biddle Properties, US Cellular Corp., US Global Investors, Inc., US Physical Therapy, Inc., USA Mibility, Inc., Valeant Pharmaceuticals International, Valhi, Inc., Vanguard Natural Resources LLC, Varian Medical Systems, Inc., Vector Group Ltd., Vertex Pharmaceuticals, Inc., Viacom, Inc., Viad Corp., Viatsat, Inc., Vitamin Shoppe, Inc., Vitran Corp. , Inc., Vivus, Inc., VSE Corp., Watsco, Inc., Wesbanco, Inc., Westar Energy, Inc., Western Alliance Bancorp, Western Gas Partners LP, Westmoreland Coal Co., Weyerhaeuser Co., White Mountains Insurance Group Ltd., Williams Clayton Energy, Inc., Wilmington Trust Corp., Wilshire Bancorp, Inc., Winthrop Realty Trust, Woodward Governor Co., World Acceptance Corp., Wynn Resorts Ltd., Xcel Energy, Inc., XL Group PLC, Xyratex Ltd.; valued at $3,419,593)

		$3,256,755
	Total Repurchase Agreements (Cost $5,860,530)	5,860,530

NUMBER OF SHARES (000)
	Investment Company (21.5%)
19,215	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $19,215,430) (h)	19,215,430

	Total Securities Held as Collateral on Loaned Securities (Cost $25,075,960)		$25,075,960

	Investment Company (1.9%)
1,734	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (Cost $1,733,994)(i)		1,733,994

	Total Short-Term Investments (Cost $51,512,385)		51,515,915
	Total Investments (Cost $134,050,817) (j)(k)	154.5%	137,932,008
	Liabilities in Excess of Other Assets	(54.5)	(48,649,226)
	Net Assets	100.0%	$89,282,782

ARM	Adjustable Rate Mortgage. Interest rate in effect as of July 31, 2010.
IO	Interest Only Security.
PC	Participation Certificate.
(a)

Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

(b)	Floating rate security. Rate shown is the rate in effect at July 31, 2010.
(c)	Resale is restricted to qualified institutional investors.
(d)

For the nine months ended July 31, 2010, the cost of purchases and the proceeds from sales of Citigroup, Inc., an affiliate of the Investment Adviser, Administrator and Distributor, was $452,813 and $497,875, respectively, including net realized gains of $58,550.

(e)

The value of loaned securities and related collateral outstanding at July 31, 2010 were $25,021,726 and $25,519,098, respectively. The Fund received cash collateral of $25,075,960 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $443,138 was received in the form of U.S. Government Obligations and foreign government bonds, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(f)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(g)	A portion of this security has been physically segregated in connection with open futures and swap contracts.
(h)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

(i)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class.

(j)	Securities have been designated as collateral in connection with securities purchased on a forward commitment basis, securities purchased on a when-issued basis, open futures and swap contracts.
(k)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments • July 31, 2010 (unaudited) continued

Futures Contracts Open at July 31, 2010:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
111	Long	U.S. Treasury Notes 5 Year, September 2010	$13,300,922	$358,253
36	Long	U.S. Treasury Notes 10 Year, September 2010	4,457,250	137,565
6	Long	U.S. Treasury Bonds 30 Year, September 2010	772,313	6,362
115	Short	U.S. Treasury Notes 2 Year, September 2010	(25,199,375)	(136,504)
		Net Unrealized Appreciation		$365,676

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments • July 31, 2010 (unaudited) continued

Interest Rate Swap Contracts Open at July 31, 2010:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION
Deutsche Bank AG	$2,570	3 Month LIBOR	Receive	2.784%	01/14/15	$(133,357)
Goldman Sachs International	1,190	3 Month LIBOR	Receive	3.769	04/15/20	(94,903)
JPMorgan Chase Bank N.A. New York	6,882	3 Month LIBOR	Receive	2.622	03/11/15	(302,395)
		Total Unrealized Depreciation				$(530,655)

LIBOR   London Interbank Offered Rate.

Morgan Stanley Mortgage Securities Trust

Notes to Portfolio of Investments • July 31, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT JULY 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Assets:
U.S. Government Agencies - Mortgage-Backed Securities	$74,566,435	—	$74,566,435	—
Asset-Backed Securities	4,827,028	—	4,827,028	—
Collateralized Mortgage Obligations	4,503,769	—	4,503,769	—
U.S. Government Obligations	1,497,972	—	1,497,972	—
Commercial Mortgage-Backed Securities	1,020,889	—	1,020,889	—
Short-Term Investments
U.S. Government Obligations	24,705,961	—	24,705,961	—
Repurchase Agreements	5,860,530	—	5,860,530	—
Investment Company	20,949,424	$20,949,424	—	—
Total Short-Term Investments	51,515,915	20,949,424	30,566,491	—
Futures	502,180	502,180	—	—
Total	$138,434,188	$21,451,604	$116,982,584	—

Liabilities:
Futures	$(136,504)	$(136,504)	—	—
Interest Rate Swaps	(530,655)	—	$(530,655)	—
Total	$(667,159)	$(136,504)	$(530,655)	—

Valuation of Investments - (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities;  (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) swaps are marked-to-market daily based upon quotations from market makers; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees; (6) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 21, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 21, 2010